Note 15 - Subsequent Event - 10-Q	9 Months Ended
Sep. 30, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]

15. Subsequent Event

Annual Meeting of Stockholders

On October 24, 2013, the stockholders of the Company approved an amendment to the Company’s Certificate of Incorporation to (i) increase the number of shares of common stock that the Company is authorized to issue from 500,000,000 shares to 700,000,000 shares and (ii) remove all language relating to the Company’s Series A-1 and Series A-2 Preferred Stock and the rights of the holders thereof. The amendment was filed with the Secretary of State of the State of Delaware on October 28, 2013, and is therefore effective as of October 28, 2013.

Arbitration with Visser

In November 2013, the Company and Visser entered into arbitration proceedings with the Judicial Arbiter Group in Denver, CO. Both parties have filed claims alleging breaches of various obligations under the Visser MTA Agreement entered into on June 1, 2012 (see note 3).

In general, the Company has filed claims for damages against Visser for fraudulently inducing the Company to enter into the Visser MTA Agreement and harm inflicted on the Company for its failure to perform under the manufacturing component of the Visser MTA Agreement. In addition, the Company is seeking reformation and/or termination of parts of the Visser MTA Agreement in order to free the Company from the exclusive manufacturing arrangement with Visser and allow the Company to seek other manufacturing partners. Visser has also filed claims for damages against the Company alleging several violations of the Visser MTA Agreement including fraudulent contract inducement and securities fraud through alleged misrepresentations regarding the future capitalization of the Company, breach of several components of the Visser MTA Agreement through alleged inappropriate sharing of intellectual property with other business partners, as well as the lack of a qualified sales force in marketing the Company’s technology and related production efforts of Visser. Visser also requests equitable relief in the form of orders increasing its stock ownership in the Company and requiring the Company to honor its asserted rights of first refusal with respect to the Company’s technology.

The Company believes that the claims by Visser are without merit and intends to defend itself vigorously and to forcefully pursue its claims for fraudulent inducement, breach of contract and other causes of action against Visser. The Company can make no predictions regarding the outcome of this arbitration. The pendency of the dispute and the arbitration could have a material, adverse effect on the Company and its results of operations and financial condition, as well as upon the market price of the Company's common stock held by the Company's stockholders.

Common Stock Purchase Agreement

On November 8, 2013 the Company entered into a Common Stock Purchase Agreement with various institutional investors (the “investors”) that allows, but does not obligate, the Company to issue and sell up to $20 million of shares of its common stock to the investors from time to time over the 36-month period following the effectiveness of a registration statement that the Company has agreed to file with the Securities and Exchange Commission to register the resale of the stock by the investors. The Company may, in accordance with the procedures outlined in the agreement, notify the investors of the dollar amount that the Company intends to sell to the investors, subject to a maximum amount equal to the lesser of (i) a specified dollar amount set forth in the agreement and (ii) a dollar amount equal to 300% of the average daily trading volume of the company's common stock for the ten trading days immediately prior to the date of the request. Upon such a notice, the investors will be contractually obligated to purchase the shares at a purchase price equal to 90% of the lowest daily volume weighted average price of the common stock over a five-day pricing period beginning on the date of the notice.

In consideration for execution and delivery of the agreement, the Company will be issuing to each of the investors a pro rata portion of 2,666,667 shares of the Company’s common stock.